Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Liability [Abstract]
Schedule of changes in the derivative liabilities
	Three Months Ended March 31, 2023
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2023	$-	$-	$-
Addition	-	-	58,970
Changes in fair value	-	-	-
Extinguishment	-	-	-
Derivative liabilities as March 31, 2023	-	-	58,970

	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,24
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-